ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Mar. 31, 2020	Feb. 27, 2020	Feb. 26, 2020	Feb. 24, 2020	Feb. 22, 2020	Feb. 07, 2020	Dec. 31, 2019	Sep. 03, 2019	Jun. 30, 2019	May 09, 2019	Dec. 31, 2018	Dec. 13, 2016	May 15, 2015
Common stock, shares issued	17,268,881	89,032,764	160,000	160,000	150,000	100,000	375,000	120,000	14,576,681	781,250	50,000
Common stock, shares outstanding	17,268,881	89,032,764							14,576,681
Share Exchange Agreement [Member] | Green Grow Farms, Inc. [Member]
Ownership percentage	51.00%								51.00%			51.00%
Security Exchange Agreement [Member] | Green Grow Farms, Inc. [Member]
Ownership percentage												51.00%
BiVi [Member] | Securities Exchange Agreement [Member]
Ownership percentage															51.00%
BiVi [Member]
Ownership percentage	51.00%														51.00%
Bellissima Spirits LLC [Member]
Ownership percentage	51.00%													51.00%
Bellissima Spirits LLC [Member] | Securities Exchange Agreement [Member]
Ownership percentage														51.00%
Effective January 18, 2019 [Member]
Reverse stock split description	1 share for 250 shares
Common stock, shares issued													1,359,941,153
Common stock, shares outstanding													5,439,765